UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03174

Touchstone Tax-Free Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – March 31, 2015 (Unaudited)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds — 98.3%
$865,000	Fairfield Co OH LTGO Ser 2005 Pre-refunded @ $100	5.000%	06/01/15	$871,721
90,000	Warren OH Wtr Wks Rev	5.500	11/01/15	92,769
130,000	Buckeye Valley OH LSD UTGO Ser A	6.850	12/01/15	131,373
380,000	Columbus-Polaris OH Hsg Corp. Pre-refunded @ $100	7.400	01/01/16	400,372
1,000,000	Univ of Cincinnati OH Recpts Ser A Pre-refunded @ $100	4.750	06/01/16	1,051,540
1,500,000	Richland Co OH Hosp Facs Rev (Medcentral Health Sys Oblig)	5.125	11/15/16	1,615,365
1,000,000	Little Miami OH LSD (Sch Impt) UTGO Pre-refunded @ $100	5.000	12/01/16	1,074,860
830,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Pre-refunded @ $100	5.000	12/01/17	922,064
1,000,000	Hamilton Co OH Swr Sys Rev Impt (Greater Cincinnati Met) Ser A	5.000	12/01/17	1,110,920
1,000,000	Kings OH LSD (Sch Impt) UTGO Pre-refunded @ $100	5.000	12/01/17	1,110,920
500,000	New Albany OH Cmnty Auth Ser C	5.000	10/01/24	582,345
2,000,000	Canal Winchester OH LSD UTGO	4.750	12/01/24	2,168,900
1,040,000	Franklin Co OH Hosp Rev Impt (The Childrens Hosp Proj.) Ser C	5.000	05/01/25	1,043,952
1,090,000	Fairborn OH CSD (Sch Impt) UTGO	5.000	12/01/26	1,147,759
1,000,000	Lakewood OH CSD (Sch Impt) UTGO	5.000	12/01/26	1,110,920
1,500,000	OH St Hgr Edl Fac (Univ Dayton)	5.000	12/01/26	1,612,290
2,000,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser B	5.125	01/01/28	2,247,420
375,000	Univ of Akron OH (Ref ) Ser 2014 A	5.000	01/01/28	434,434
1,000,000	OH St Hgr Edl Fac Comm (Xavier Univ) Ser C	5.750	05/01/28	1,169,600
1,185,000	Delaware OH LTGO	5.000	12/01/28	1,271,659
860,000	Licking Heights OH LSD UTGO	6.400	12/01/28	1,138,193
1,500,000	Reynoldsburg OH CSD (Sch Facs Constr & Impt) UTGO	5.250	12/01/28	1,683,900
650,000	Greene Co OH Hosp Fac Rev (Kettering Health Network)	5.125	04/01/29	722,586
1,000,000	Montgomery Co OH Rev (Catholic Hlth Initiatives) Ser B	5.250	05/01/29	1,163,780
345,000	Univ of Toledo OH Ser B	5.000	06/01/29	387,249
1,000,000	OH St Air Quality Dev Auth (Poll Control Firstenenergy)	2.250	08/01/29	1,013,600
1,000,000	Cleveland OH Income Tax Rev (Sub Lien Brdgs & Roadways) Ser B	5.000	10/01/29	1,097,480
1,000,000	Franklin Co OH Hosp Rev Impt (Nationwide Childrens Hosp)	4.750	11/01/29	1,121,570
1,000,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO	4.500	12/01/29	1,098,710
895,000	Milton Union OH Exempted Village SD (Sch Impt)	4.875	12/01/29	1,001,747
320,000	Brookfield OH LSD (Sch Facs Impt) UTGO	5.000	01/15/30	350,138
500,000	Hamilton Co OH Hosp Facs Rev (UC Hlth)	5.000	02/01/30	564,205
1,000,000	Hamilton Co OH Student Rev (Stratford Heights Proj)	5.000	06/01/30	1,118,260
1,000,000	Green OH Cmnty Learning Ctr	4.000	12/01/30	1,058,120
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig)	5.250	04/01/31	568,055
1,000,000	Wright OH St Univ (Gen Recpts) Ser A	5.000	05/01/31	1,112,690
1,500,000	Cincinnati OH CSD (Sch Impt) LTGO	5.000	06/01/31	1,708,995
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen)	5.125	08/01/31	847,200
1,000,000	Mount Healthy OH CSD (Sch Impt) UTGO	5.000	12/01/31	1,126,820
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser A	4.500	05/01/32	1,081,730
1,000,000	Hamilton Co OH Hlthcare Facs (Christ Hosp Proj)	5.250	06/01/32	1,128,860
1,300,000	Cincinnati OH Wtr Sys Rev Ser B	5.000	12/01/32	1,425,034
1,000,000	Cuyahoga Co OH COP (Convention Hotel Proj)	5.000	12/01/32	1,133,420
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 7	4.750	12/01/32	1,178,042
500,000	OH St Univ Ser A	4.000	12/01/32	533,430
1,000,000	Toledo OH CSD (Sch Facs Impt) UTGO	5.000	12/01/32	1,147,280
265,000	OH St Hgr Edl Fac Commis (Xavier Univ Ref C) Ser 2015	5.000	05/01/33	300,430
250,000	Warren Co OH Hlth Care Facsr (Ref & Impt Otterbein Homes)	5.000	07/01/33	278,342
2,000,000	Cincinnati OH EDR (U Square The Loop Proj.)	5.000	11/01/33	2,225,760
250,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser A	5.000	11/01/33	285,810
525,000	OH St Univ Ser A	4.000	12/01/33	558,301
625,000	Hamilton Co OH Hosp Facs Rev (Cincinnati Childrens Hosp) Ser S	5.000	05/15/34	715,456

1

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds — 98.3% (Continued)
$250,000	Warren Co OH Hlth Care Facsr (Ref & Impt Otterbein Homes)	5.000%	07/01/34	$277,509
500,000	Cuyahoga Co OH Sales Tax Rev Ser 2014	5.000	12/01/34	586,980
500,000	Elyria OH CSD (Ref ) UTGO Ser 2015	4.000	12/01/34	529,035
500,000	Three Rivers OH LSD (Ref ) UTGO Ser 2014	5.000	12/01/34	574,660
200,000	Milford OH Exempt Vlg Sch Dist (Ref ) UTGO Ser 2015	5.000	12/01/35	230,425
	Total Fixed Rate Revenue and General Obligation Bonds			$54,244,985

				Value

	Variable Rate Demand Note(A) — 0.5%
$300,000	OH St Hgr Edu Fac Rev (Case Western Reserve University Proj) Ser 2002 A (SPA: Wells Fargo Bank NA)	0.010%	10/01/31	$300,000

	Total Investment Securities —98.8%
	(Cost $50,409,548)			$54,544,985

	Other Assets in Excess of Liabilities — 1.2%			649,491

	Net Assets — 100.0%			$55,194,476

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$54,544,985	$—	$54,544,985

See accompanying Notes to Portfolios of Investments.

2

Portfolio of Investments

Touchstone Ohio Tax-Free Money Market Fund – March 31, 2015 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 88.5%
$500,000	Jackson Co MS PCR (Ref Chevron U.S.A. Inc Pj) Ser 2008	0.030%	12/01/16	$500,000
2,875,000	OH St (Infra Impt) UTGO Ser B	0.020	08/01/17	2,875,000
2,500,000	DE Co OH Port Auth Eco (Columbus Zoological Pk) Ser 2006 (LOC: JP Morgan Chase Bank NA)	0.030	08/01/18	2,500,000
2,000,000	OH St Air Quality Dev Auth (Ref Poll Firstenergy Gen) Ser 5 (LOC: Bank of Nova Scotia Trust)	0.010	10/01/18	2,000,000
2,805,000	OH St Wtr Dev Auth Poll Cont (Ref Firstenergy Gen) (LOC: Bank of Nova Scotia Trust)	0.010	10/01/18	2,805,000
910,000	Coshocton Co OH Hosp Facs Rev (Adj Mem Hosp Proj) Ser 1999 (LOC: JP Morgan Chase Bank NA)	0.040	03/01/19	910,000
1,000,000	Franklin Co OH Hosp Rev (Ref & Impt U S Hlth Corp) Ser 1996 A (LOC: Northern Trust Co)	0.020	12/01/21	1,000,000
175,000	Hamilton Co OH EDR (Samuel W Bell Home Proj) (LOC: U.S. Bank NA)	0.020	04/01/22	174,999
2,170,000	Columbiana Co OH Rev (East Liverpool Area) Ser Y (LOC: PNC Bank NA)	0.030	10/01/23	2,170,000
2,090,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) (LOC: U.S. Bank NA)	0.230	11/01/23	2,090,000
605,000	Cleveland OH Arpt Sys Rev Ser D (LOC: Bank of America NA)	0.030	01/01/24	605,000
3,000,000	OH St Wtr Dev Auth Rev (Multi Modal Wtr Dev Timken) Ser 2014 (LOC: Northern Trust Company)	0.020	11/01/25	3,000,000
390,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo Proj) (LOC: U.S. Bank NA)	0.230	11/01/25	390,000
3,600,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser C (LOC: Bank of Tokyo-Mitsubishi UFJ)	0.020	02/01/26	3,600,000
3,980,000	Columbus OH (San Swr) UTGO Ser 1	0.010	12/01/26	3,980,000
760,000	Stark Co OH Port Auth Hlthcare Facs Rev (Canton Sch) (LOC: PNC Bank NA)	0.100	02/01/27	760,000
1,800,000	OH St Univ (The)	0.010	12/01/27	1,800,000
3,545,000	Hamilton Co OH EDR (St Xavier H.S. Proj) (LOC: PNC Bank NA)	0.020	04/01/28	3,545,000
1,885,000	MS Business Finance Corp (Chevron Usa Inc Pj) Ser 2009 G	0.010	12/01/30	1,885,000
900,000	Blue Ash OH EDR (Ursuline Academy Proj) (LOC: PNC Bank NA)	0.020	06/01/31	900,000
3,800,000	OH St Hgr Edu Fac Rev (Case Western Reserve University Proj) Ser A (SPA: Wells Fargo Bank NA)	0.010	10/01/31	3,800,000
3,500,000	OH St Hgr Edl Fac Commis (Higher Edl John Carroll) Ser 2002 A (LOC: JP Morgan Chase Bank NA)	0.020	11/15/31	3,500,000
3,500,000	Cleveland OH Wtrwks Rev Ser Q (LOC: Bank of NY Mellon)	0.030	01/01/33	3,500,000
2,920,000	Hamilton Co OH Hlthcare Fac (Children's Home Cincinnati) (LOC: U.S. Bank NA)	0.020	03/01/33	2,920,000
3,500,000	Franklin Co OH Hosp Rev (Nationwide Hosp) Ser D (SPA: Bank of NY Mellon)	0.020	11/01/33	3,500,000
3,010,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser C (LOC: Union Bank NA)	0.030	06/01/34	3,010,000
1,755,000	Hamilton OH MFH Rev (Affordable Housing) Ser B (LOC: FHLB)	0.135	01/01/35	1,755,000
1,700,000	OH St Univ (The) Ser B (LIQ: Wells Fargo Bank NA)	0.020	06/01/35	1,700,000
3,400,000	East Baton Rouge Parish LA IDB (Exxonmobil Proj) Ser 2010 A	0.030	08/01/35	3,400,000
3,200,000	OH St HFA Rsdl Mtge (Amt Mtg Bkd Secs Pg) Ser 2006 N (SPA: State Street B&T Co)	0.040	09/01/36	3,200,000
2,750,000	Montgomery Co OH Mf Hsg Rev (Cambridge Commons Apts) Ser A (LOC: FHLB)	0.040	05/01/38	2,750,000
3,000,000	OH St Hgr Edl Fac Comm (Hosp Cleveland Clinic Hlth Sys) (LIQ: Bank of NY Mellon Trust) (LIQ: Wells Fargo NA)	0.010	01/01/39	3,000,000
3,000,000	Montgomery Co OH Rev (Miami VY Hosp) Ser B (SPA: Barclays Bank PLC)	0.020	11/15/39	3,000,000
1,000,000	Montgomery Co OH Rev (Miami VY Hosp) Ser C (SPA: Barclays Bank PLC)	0.010	11/15/45	1,000,000
400,000	East Baton Rouge Parish LA IDB (Exxonmobil Proj) Ser 2011 D	0.030	12/01/51	400,000
	Total Variable Rate Demand Notes			$77,924,999

	Fixed Rate Revenue and General Obligation Bonds — 8.8%
2,500,000	North Royalton OH (BANS Muni Bldg Construction & Impt) LTGO	1.000	04/08/15	2,500,310
811,000	Maple Heights OH CSD (BANS) LTGO	1.250	04/09/15	811,133
100,000	Centerville OH CSD (Sch Impt) UTGO Pre-refunded @ $100	4.000	06/01/15	100,611
270,000	OH St Univ Ser A Pre-refunded @ $100	5.000	06/01/15	272,112
1,455,000	Euclid OH (BANS Various Purpose) Special Tax	1.125	06/11/15	1,456,390

3

Touchstone Ohio Tax-Free Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds — 8.8% (Continued)
$1,415,000	Kirtland OH (BANS Various Purpose) LTGO	1.000%	06/30/15	$1,417,082
1,200,000	Williams Co OH (BANS Bldg Impt) LTGO Ser 2014	1.250	07/29/15	1,203,311
	Total Fixed Rate Revenue and General Obligation Bonds			$7,760,949

	Total Investment Securities —97.3%
	(Cost $85,685,948)			$85,685,948

	Other Assets in Excess of Liabilities — 2.7%			2,410,532

	Net Assets — 100.0%			$88,096,480

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$85,685,948	$—	$85,685,948

See accompanying Notes to Portfolios of Investments.

4

Portfolio of Investments

Touchstone Tax-Free Money Market Fund – March 31, 2015 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 87.4%
$175,000	Franklin Co OH IDR (Ohio Girl Scout Council Proj) (LOC: PNC Bank NA)	0.410%	09/01/18	$175,000
1,000,000	Summit Co OH IDR (S A Comunale Inc. Proj) (LOC: PNC Bank NA)	0.100	06/01/19	1,000,000
750,000	Lawrenceburg IN PCR (Ind Mich Pwr Co) (LOC: Bank of Nova Scotia)	0.020	10/01/19	750,000
500,000	NYC NY (Subser E2) UTGO (LOC: JP Morgan Chase Bank NA)	0.030	08/01/20	500,000
275,000	S.W. IL Dev Auth (Deli Star Ventures Proj) (LOC: BMO Harris Bank NA)	0.390	07/01/21	275,000
1,175,000	IA St Fin Auth Small Busines Rev (Terrace Ctr Assoc L.P.) (LOC: Wells Fargo Bank NA)	0.040	03/01/22	1,175,000
600,000	Hamilton Co OH Hosp Facs Rev (Beechwood Home Proj) (LOC: PNC Bank NA)	0.040	07/01/22	600,000
700,000	Irvine CA Impt Bond Act 1915 (Adj Assmt Dist No 94-13) Special Assessment (LOC: State Street B&T Co)	0.030	09/02/22	700,000
770,000	Milwaukee WI Redev Auth (Fred Usinger Inc Proj) (LOC: M&I Marshall & Ilsley)	0.220	12/01/23	770,000
400,000	OH St Air Quality Dev Auth (Ohio VY Elec Corp Pj) Ser B (LOC: Bank Of Nova Scotia Trust Company)	0.020	02/01/26	400,000
1,000,000	Columbus OH (San Swr) UTGO Ser 1	0.010	12/01/26	1,000,000
1,000,000	Saint Charles Co MO IDA (Patriot Machine Inc Proj) (LOC: U.S. Bank NA)	0.110	06/01/27	1,000,000
500,000	Lexington-Fayette KY Urban Cnty (Liberty Ridge) (LOC: Traditional Bank Inc)	0.270	12/01/27	500,000
770,000	Hendersonville TN IDB (Windsor Park Proj) (LIQ: FNMA)	0.030	02/15/28	770,000
800,000	MS St Business Fin Corp. (Chevron USA Inc Proj) Ser 2007 C	0.010	12/01/30	800,000
1,000,000	OH St Hgr Edu Fac Comm Rev (Case Western Reserve University Proj) Ser 2002 A Conv 10/1/03 (SPA: Wells Fargo Bank NA)	0.010	10/01/31	1,000,000
1,000,000	Met Transprtn Auth NY Dedicate Ref Ser A-1 (LOC: Royal Bank of Canada)	0.010	11/01/31	1,000,000
700,000	Alliance OH Hosp Rev (Alliance Obligated Group) Ser 2008 (LOC: JP Morgan Chase Bank NA)	0.030	12/01/32	700,000
390,000	Cleveland OH Wtrwks Rev Ser Q (LOC: Bank of NY Mellon)	0.030	01/01/33	390,000
740,000	Crawfordsville IN MF hsg Rev (Autumn Woods Phase II) Ser B (LOC: FHLB)	0.185	01/01/33	740,000
600,000	NYC NY UTGO (LOC: Bank of NY Mellon)	0.010	03/01/34	600,000
800,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser C (LOC: Union Bank NA)	0.030	06/01/34	800,000
1,000,000	VT St Edl & Hlth Bldg Fin Agy (North Country Hosp Proj) Ser A (LOC: TD Banknorth NA)	0.010	10/01/34	1,000,000
800,000	OH St Univ Ser 2010 E	0.010	06/01/35	800,000
1,050,000	Palm Beach Co FL Rev (Henry Morrison Flagler Proj) (LOC: Northern Trust Co)	0.040	11/01/36	1,050,000
300,000	Sarasota Co FL Public Hosp District (Ref Sarasota Mem Hosp) Ser 2008 A (LOC: Northern Trust Co)	0.010	07/01/37	300,000
300,000	CO St Edl & Cultural Fac Auth (Natl Jewish Fed D 4) (LOC: JP Morgan Chase Bank NA)	0.030	05/01/38	300,000
510,000	CO St Edl & Cultural Fac Auth (Natl Jewish Fedn Bd Pg D 6) (LOC: JP Morgan Chase Bank NA)	0.030	09/01/38	510,000
925,000	MA St Dev Fin Agy Rev (Seven Hills Fndtn) Ser A (LOC: TD Banknorth NA)	0.020	09/01/38	925,000
1,000,000	IL St Fin Auth Rev (Lake Forest College Proj) (LOC: Northern Trust Co)	0.040	10/01/38	1,000,000
400,000	Pinellas Co FL Hlth Facs Auth (Health Sys Baycare Hlth A1) (LOC: U.S. Bank NA)	0.020	11/01/38	400,000
550,000	NY St Dorm Auth Rev (FFT Senior Cmntys Inc) (LOC: HSBC Bank USA NA)	0.020	07/01/39	550,000
1,000,000	Montgomery Co OH Rev (Miami VY Hosp) Ser C (SPA: Barclays Bank PLC)	0.010	11/15/45	1,000,000
300,000	East Baton Rouge Parish LA IDB (Exxonmobil Proj) Ser 2011 D	0.030	12/01/51	300,000
	Total Variable Rate Demand Notes			$23,780,000

	Fixed Rate Revenue and General Obligation Bonds — 7.8%
415,000	TX St (Unrefunded Transptrn Commn Mob) UTGO Pre-refunded @ $100	5.000	04/01/15	415,000
100,000	TX St (Unrefunded Transptrn Commn Mob) UTGO Ser 2005 Pre-refunded @ $100	5.000	04/01/15	100,000
500,000	Springboro OH (BANS) LTGO	1.000	04/02/15	500,009
500,000	North Royalton OH (BANS Muni Bldg Construction) LTGO	1.000	04/08/15	500,062
300,000	Euclid OH (BANS Various Purpose) Special Tax	1.125	06/11/15	300,287
300,000	Williams Co OH (BANS Bldg Impt) LTGO Ser 2014	1.250	07/29/15	300,827
	Total Fixed Rate Revenue and General Obligation Bonds			$2,116,185

5

Touchstone Tax-Free Money Market Fund (Unaudited) (Continued)

Value
Total Investment Securities —95.2%
(Cost $25,896,185)	$25,896,185

Other Assets in Excess of Liabilities — 4.8%	1,297,079

Net Assets — 100.0%	$27,193,264

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$25,896,185	$—	$25,896,185

See accompanying Notes to Portfolios of Investments.

6

Notes to Portfolios of Investments

March 31, 2015 (Unaudited)

Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The maturity dates shown in the Portfolios of Investments are the final maturity dates. The interest rates shown in the Portfolios of Investments are the coupon rates in effect at March 31, 2015.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated pre-refunded dates.

Portfolio Abbreviations:

BANS – Bond Anticipation Notes

COP – Certificates of Participation

CSD – City School District

EDR – Economic Development Revenue

FHLB – Federal Home Loan Bank

FNMA – Federal National Mortgage Association

HFA – Housing Finance Authority/Agency

IDA – Industrial Development Authority/Agency

IDB – Industrial Development Board

IDR – Industrial Development Revenue

LIQ – Liquidity Facility

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

MFH – Multi-Family Housing

PCR – Pollution Control Revenue

PLC - Public Limited Company

SD – School District

SPA – Stand-by Purchase Agreement

UTGO – Unlimited Tax General Obligation

7

Notes to Portfolios of Investments

March 31, 2015 (Unaudited)

Security valuation and fair value measurements— Generally accepted accounting principles in the United States (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1	–	quoted prices in active markets for identical securities

•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940 (the “1940 Act”). Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2015, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio allocation. The Funds did not hold any Level 3 categorized securities during the period ended March 31, 2015.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended March 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds.

Investments held by the Touchstone Ohio Tax-Free Money Market Fund and Touchstone Tax-Free Money Market Fund are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.

Debt securities held by the Funds are valued at their most recent evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. The Funds may use fair value pricing under the following circumstances, among others:

8

Notes to Portfolios of Investments (Unaudited) (Continued)

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ net asset value (“NAV”) calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of March 31, 2015, the following Fund had the federal tax cost resulting in net unrealized appreciation/(depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Deprecation)
Ohio Tax-Free Bond Fund	$50,409,548	$4,143,269	$(7,832)	$4,135,437

9

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Touchstone Tax-Free Trust

By (Signature and Title)*     /s/ Jill T. McGruder

Jill T. McGruder, President

 (principal executive officer)

Date   May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Jill T. McGruder

Jill T. McGruder, President

 (principal executive officer)

Date   May 26, 2015

By (Signature and Title)*     /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date   May 26, 2015

* Print the name and title of each signing officer under his or her signature.